INCOME TAX (Tables)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INCOME TAX (Tables) [Line Items]
Schedule of components of income tax provision
	March 31, 2021	March 31, 2020
Federal
Current	$—
Deferred	(18,428)	(2,033)

State
Current	—	32
Deferred	—
Change in valuation allowance	18,428	2,033
Income tax provision	$—	32

Schedule of Company's net deferred tax assets
	March 31, 2021	March 31, 2020
Deferred tax asset

Net operating loss carryforwards	57,578	39,150
Total deferred tax asset	57,578	39,150
Valuation allowance	(57,578)	(39,150)
Deferred tax asset, net of allowance	$—

Schedule of reconciliation of the federal income tax rate to the Company’s effective tax rate
Statutory federal income tax rate	21.0%	21.0%
State tax provision net of federal benefit	(0.0)	(0.3)
Change in FV of warrant liability	(21.9)
Transaction costs associated with the issuance of warrants	0.7
Change in valuation allowance	0.2	(21.0)
Income tax provision	—%	(0.3)%

Cepton Technologies, Inc. [Member]
INCOME TAX (Tables) [Line Items]
Schedule of components of income tax provision
	Year Ended December 31,
	2020	2019
Current:
Federal	$—	$—
State	1	1
Foreign	16	16
Total Current	17	17

Deferred:
Federal	—	—
State	—	—
Foreign	9	(10)
Total Deferred	9	(10)
Provision for (benefit from) income taxes	$26	$7

Schedule of Company's net deferred tax assets
	December 31,
	2020	2019
Deferred tax assets:
Accruals and reserves	$30	$21
Stock-based compensation	55	22
Net operating loss carryforward	13,945	8,700
Research and development credits	1,833	1,334
Valuation allowance	(15,818)	(10,047)
Total deferred tax assets	45	30
Deferred tax liabilities:
Depreciation and amortization	(45)	(20)
Total deferred tax liabilities	(45)	(20)
Net deferred tax assets (liabilities)	$—	$10

Schedule of reconciliation of the federal income tax rate to the Company’s effective tax rate
	Year Ended December 31,
	2020	2019
U.S. federal provision (benefit) at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	(0.01)	(0.01)
Foreign income taxes at rates other than the U.S. rate	(0.03)	0.09
Other permanent items	(0.09)	(0.25)
Stock-based compensation	(0.32)	(0.45)
Research and development credits	1.93	0.65
Unrecognized tax benefits	(0.77)	(0.80)
Global intangible low-taxed income	(0.03)	(0.09)
Change in valuation allowance	(21.97)	(18.59)
Payroll tax credit adjustments	0.16	0.19
Disallowed favorable transfer pricing adjustment	—	(1.78)
Effective tax rate	(0.13)%	(0.04)%

Schedule of income (loss) before income taxes
	Year Ended December 31,
	2020	2019
Domestic	$(19,694)	$(16,852)
Foreign	86	102
Income (loss) before income taxes	$(19,608)	$(16,750)

Schedule of unrecognized tax benefits
	Year Ended December 31,
	2020	2019
Unrecognized tax benefits as of the beginning of the year	$1,090	$—
Increases related to prior year tax provisions	—	910
Increase related to current year tax provisions	381	180
Unrecognized tax benefits as of the end of the year	$1,471	$1,090